Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
Non-Qualified Stock Option Plan
On January 2, 2019, the Company issued and adopted the 2019 Non-Qualified Stock Option Plan (the “2019 Plan”) to incentivize directors, consultants, advisors, and other key employees of the Company and its subsidiaries to continue their association by providing opportunities to participate in the ownership and further growth of the Company. The 2019 Plan provides for the grant of options (the “Stock Options”) to acquire common shares of the Company.
Stock Options are exercised from the pool of shares designated by the appropriate Committee of the Board of Directors. The grant-date fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. The grant date fair value of the service vesting and the performance vesting options is recognized as an expense over the requisite service period and upon the achievement of the performance condition deemed probable of being achieved, respectively. The exercise price of each Stock Option shall be determined by the Committee and may not be less than the fair market value of the common shares on the date of grant. Stock Options have 10-year terms, after which they expire and are no longer exercisable.
The total number of common shares for which Stock Options may be granted under the 2019 Plan shall not exceed 13,640. The 2019 Plan was amended on November 6, 2020, pursuant to which the total number of common shares for which Stock Options may be granted under the 2019 Plan shall not exceed 15,640.
Stock Options become vested upon fulfillment of either service vesting conditions, performance vesting conditions, or both, as determined by the award agreement entered into by the Company and optionee. The service vesting requirement states that: (i) 25% of the service vesting options shall vest on the first anniversary of the grant date and (ii) the remaining 75% shall vest on an equal monthly-basis, so long as the optionee has remained continuously employed by the Company from the date of the award through the fourth anniversary of the grant date. The performance vesting requirement states that Stock Options shall vest upon sale of the Company only if the optionee has been continuously employed by the Company or its subsidiaries from the grant date through the date of such sale of the Company. For the awards vesting based on service conditions only and that have a graded vesting schedule, the Company recognizes compensation expense for vested awards in earnings, net of actual forfeitures in the period they occur, on a straight-line basis over the requisite service period.
Conversion of the Stock Options
In conjunction with the Business Combination, the Company amended and fully restated the 2019 Plan through the establishment of the 2021 Incentive Plan (“2021 Plan”). Pursuant to the 2021 Plan, each remaining legacy Stock Option from the 2019 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option to purchase a number of shares of common stock (each such option, an
“Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy TOI stockholders subject to such Stock Option immediately prior to the Business Combination, and (ii) an exercise price per share equal to (A) the exercise price per share of such Stock Option immediately prior to the consummation of the Business Combination, divided by (B) the Common Stock Exchange Ratio ("Stock Option Exchange Ratio"). Following the Business Combination, each Exchanged Option that was previously subject to time vesting only, will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former old Stock Option immediately prior to the consummation of the Business Combination. Each Exchanged Option that was previously subject to performance vesting, will no longer be subject to the sale of the Company, and was modified to include service requirements only, under which, the Exchange Options will vest on a monthly-basis, so long as the optionee has remained continuously employed by the Company from the date of the Business Combination through the third anniversary of the Closing Date. The Company treated the Exchanged Options that were previously subject to performance conditions as a new award granted at the Closing Date. The Exchanged Options that were previously subject to service vesting only were not modified as a result of the Business Combination. All stock option activity was retroactively restated to reflect the Exchanged Options.
As of the Closing Date, the 11,850 Stock Options outstanding under the 2019 Plan were converted into 6,925,219 Exchanged Options after effect of the Common Stock Exchange Ratio. This effect of the Common Stock Exchange Ratio has been retroactively adjusted throughout the Company's condensed consolidated financial statements.
As of June 30, 2022, the total number of shares of common stock remaining available for future awards (e.g., non-qualified stock options, incentive stock options, restricted stock units, restricted stock awards) under the 2021 Plan is 10,822,981.
The weighted average assumptions used in the Black-Scholes-Merton option-pricing model for the units granted during the six months ended June 30, 2022 and 2021 Stock Options are provided in the following table:

	2022	2021
Valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	35.0% to 45.0%	38.60% to 40.20%
Risk-free interest rate	2.33% to 2.84%	0.76% to 1.12%
Expected term (years)	6.07 to 6.65	7.00
The Company used the simplified method to calculate the expected term of stock option grants because sufficient historical exercise data was not available to provide a reasonable basis for the expected term. Under the simplified method, the expected term is estimated to be the mid-point between the vesting date and the contractual term of the option.
Stock option activity during the six months ended June 30, 2022 and 2021 is as follows:

Stock options	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
Balance at January 1, 2022	6,921,180	$0.89
Granted	1,550,485	7.14
Exercised	(366,684)	0.92
Forfeited	(833,687)	2.17
Expired	(936)	1.02
Balance at June 30, 2022	7,270,358	$2.07	7.75	$24,632
Vested Options Exercisable at June 30, 2022	2,424,960	$0.87	6.92	$10,168

Stock options	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
Balance at January 1, 2021	8,683,952	$0.85
Granted	1,182,218	1.08
Exercised	—	—
Forfeited	(665,034)	0.86
Expired	—	—
Balance at June 30, 2021	9,201,136	$0.88	8.57	$—
Vested Options Exercisable at June 30, 2021	1,182,353	$0.85	7.94	$—
Total share-based compensation expense during the three months ended June 30, 2022 and 2021 was $2,826 and $51, related to the Stock Options, respectively. Total share-based compensation expense during the six months ended June 30, 2022 and 2021 was $6,081 and $93, related to the Stock Options, respectively.
At June 30, 2022, there was $26,461 of total unrecognized compensation cost related to unvested service Stock Options that are expected to vest. That cost is expected to be recognized over a weighted average period of 2.66 years. The total fair value of common shares vested during the six months ended June 30, 2022 and 2021 was $6,304 and $237, respectively.
Restricted Stock Awards (“RSAs”) and Restricted Stock Units (“RSUs”)
Agajanian Holdings (“Holdings”), a holder of Series A Preferred Shares of Legacy TOI, entered into arrangements with physicians employed by the TOI PCs to issue RSAs which represent Series A Preferred Shares of Legacy TOI. The Legacy TOI RSAs only have performance vesting requirements linked to the sale of the Company so long as the grantee remains continuously and actively employed by the Company’s subsidiaries through the vesting date.
Conversion of the RSAs
Each of the Legacy TOI RSAs, from the Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an RSU equal to the product (rounded down to the nearest whole number) of (i) the number of shares of RSAs immediately prior to the Business Combination, (ii) conversion rate of 1:10 of the Series A Preferred Shares of Legacy TOI, and (iii) the Common Stock Exchange Ratio. Following the Business Combination, each RSU will no longer be subject to the sale of the Company event in order to vest, but was modified to include service requirements only. The service vesting requirement states that: (i) 16.67% of the RSUs shall vest on the sixth month anniversary of the Closing Date, and (ii) the remaining 83.33% shall vest on an equal quarterly-basis, so long as the grantee has remained continuously employed by the Company from the date of the award through the third anniversary of the grant date. The Company treated the RSUs that were previously subject to performance conditions as a new award granted at the Closing Date. All RSAs activity was retroactively restated to reflect the RSUs.
As of the Closing Date, the 2,210 RSAs outstanding under the Plan were converted into 1,291,492 RSUs upon the completion of the Business Combination after effect of the Common Stock Exchange Ratio. This effect of the Common Stock Exchange Ratio has been retroactively adjusted throughout our condensed consolidated financial statements.
The grant date fair value of the RSUs granted during three months ended June 30, 2022 and as of Closing Date was determined to be $7.58 and $10.98, respectively, based on the fair value of the Company’s common share at the grant date.
A summary of the activity for the RSUs and RSAs for the six months ended June 30, 2022 and 2021, respectively, are shown in the following tables:

Number of Shares
Balance at January 1, 2022	1,291,492
Granted	1,413,159
Vested	(242,429)
Forfeited	(279,686)
Balance at June 30, 2022	2,182,536

Number of Shares
Balance at January 1, 2021	1,390,839
Granted	—
Vested	—
Forfeited	(23,376)
Balance at June 30, 2021	1,367,463
The total share-based compensation expense during the three and six months ended June 30, 2022 was $2,001 and $3,492 related to the RSUs, respectively. The sale of the Company was not considered probable until consummation of the transaction, and therefore, during the three and six months ended June 30, 2021 and prior to the Business Combination, no compensation costs were recognized related to the RSAs.
As of June 30, 2022 there was $18,304 of unrecognized compensation expense related to the RSUs that are expected to vest. That cost is expected to be recognized over a weighted average period of 2.77 years as of June 30, 2022. As of June 30, 2022, 242,429 of the RSUs have vested, 64,331 were net settled to cover the required withholding tax upon vesting.
2020 Sale Bonus Plan
Starting December 2020, the Company issued bonus awards under the 2020 Sale Bonus Plan (the “Bonus Plan”) along with the Stock Options with performance vesting conditions to certain physicians of the Practice. The Stock Options and the bonus awards under the Bonus Plan vest upon the sale of the Company. The bonus award the optionee was eligible for was equal to the exercise price of the Stock Option, and was intended to incentivize the physicians to remain employed with the Practice.
The Company accounted for the bonus awards in accordance with ASC Topic No. 710, Compensation — General (“ASC 710”). The sale of the Company was not considered probable until consummation of the transaction, and therefore, for the six months ended June 30, 2021, no liability associated with the bonus awards was recognized by the Company.
In conjunction with the Business Combination, the Company settled the 2020 Sale Bonus Plan obligation in cash at the Closing Date, in the amount of $635.
Earnout Shares granted to Employees
As part of the Business Combination, DFPH issued to eligible Legacy TOI stockholders and Legacy TOI employees the contingent right to receive up to $12.5 million additional shares of common stock (“Legacy TOI Earnout Shares”), in two tranches of $5.0 million ("First Earnout Tranche") and $7.5 million ("Second Earnout Tranche"), respectively, upon the Company common stock achieving a price per share of $12.50 during the two-year period following the Closing or a price per share of $15.00 during the three-year period following the Closing Date, in each case, as its last reported sales price per share for any 20 trading days within any 30 consecutive trading day period within the applicable period ("Earnout Terms"); provided, that (i) if one or both of the share price triggers has not been achieved prior to the end of the three-year period following the Closing Date, (ii) the Company enters into a definitive agreement that would result in a change of control and (iii) the price per share of the Company’s common stock in such transaction is equal to or greater than one or both of the share price triggers, then at the Closing Date of such transaction, the Company shall issue the applicable portion of the Legacy TOI Earnout Shares as if such share price trigger had been achieved.
In addition, certain DFPH common stockholders deposited 575,000 shares of DFPH common stock in an escrow account that will vest and be released to such holders in two tranches of 50%, each (“DFPH Earnout Shares”), upon the Company common stock achieving the Earnout Terms as described above; provided, that (i) if one or both of the share price triggers has not been achieved prior to the end of the three-year period following the closing, (ii) the Company enters into a definitive agreement that would result in a change of control and (iii) the price per share of common stock in such transaction is equal to or greater than one or both of the share price triggers, then at the closing of such transaction, the Company shall issue the applicable portion of the DFPH Earnout Shares as if such share price trigger had been achieved. To the extent any DFPH Earnout Shares remain unvested at the expiration of the three-year period following the closing, such DFPH Earnout Shares shall be forfeited and cancelled without any consideration.
Collectively, the Legacy TOI Earnout Shares and DFPH Earnout Shares constitute the “Earnout Shares”, the “Earnout”, and the “Earnout Liability”.
The Company issued Legacy TOI Earnout Shares to Legacy TOI option holders and Legacy RSU holders (“Option-holders Earnout” and “RSU-holders Earnout”, respectively, together “Employees Earnout Shares”).
The Option-holders Earnout vests upon the Company common stock achieving the price per share as provided above, so long as the optionee has remained continuously employed by the Company at that date. The RSU-holders Earnout vests upon (a) the Company common stock achieving the price per share as provided above, and (b) the underlying RSU vested, so long as the optionee has remained continuously employed by the Company at that date.
The grant date fair value of the First Earnout Tranche and Second Earnout Tranche as of Closing Date was determined to be $8.35 and $6.76, respectively. The assumptions used in the Monte-Carlo Simulation model for the Earnout Shares granted on the Closing Date are provided in the following table:

November 12, 2021
Valuation assumptions
Expected dividend yield	—%
Expected volatility	35.00%
Risk-free interest rate	0.85%
A summary of the activity for the Employees Earnout Shares for the six months ended June 30, 2022 is shown in the following table:

Number of Shares
Balance at January 1, 2022	$1,602,435
Granted	—
Forfeited	(165,297)
Balance at June 30, 2022	$1,437,138
The total share-based compensation expense during the three and six months ended June 30, 2022 was $1,687 and $5,494, related to the Employees Earnout Shares, respectively.
As of June 30, 2022, there was $2,962 of unrecognized compensation expense related to the Employees Earnout Shares, that are expected to vest. That cost is expected to be recognized over a weighted average period of 0.36 years as of June 30, 2022. As of June 30, 2022, none of the Employee Earnout Shares have vested.
Share-Based Compensation
Non-Qualified Stock Option Plan
On January 2, 2019, the Company issued and adopted the 2019 Non-Qualified Stock Option Plan (the “2019 Plan”) to incentivize directors, consultants, advisors, and other key employees of the Company and its subsidiaries to continue their association by providing opportunities to participate in the ownership and further growth of the Company. The 2019 Plan provides for the grant of options (the “Stock Options”) to acquire common shares of the Company.
Stock Options are exercised from the pool of shares designated by the appropriate Committee of the Board of Directors. The grant-date fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. The grant date fair value of the service vesting and the performance vesting options is recognized as an expense over the requisite service period and upon the achievement of the performance condition deemed probable of being achieved, respectively. The exercise price of each Stock Option shall be determined by the Committee and may not be less than the fair market value of the common shares on the date of grant. Stock Options have 10-year terms, after which they expire and are no longer exercisable.
The total number of common shares for which Stock Options may be granted under the 2019 Plan shall not exceed 13,640. The 2019 Plan was amended on November 6, 2020, pursuant to which the total number of common shares for which Stock Options may be granted under the 2019 Plan shall not exceed 15,640.
Stock Options become vested upon fulfillment of either service vesting conditions, performance vesting conditions, or both, as determined by the award agreement entered into by the Company and optionee. The service vesting requirement states that: (i) 25% of the service vesting options shall vest on the first anniversary of the grant date and (ii) the remaining 75% shall vest on an equal monthly-basis, so long as the optionee has remained continuously employed by the Company from the date of the award through the fourth anniversary of the grant date. The performance vesting requirement states that Stock Options shall vest upon sale of the Company only if the optionee has been continuously employed by the Company or its subsidiaries from the grant date through the date of such sale of the Company. For the awards vesting based on service conditions only and that have a graded vesting schedule, the Company recognizes compensation expense for vested awards in earnings, net of actual forfeitures in the period they occur, on a straight-line basis over the requisite service period.
Conversion of the Stock Options
In conjunction with the Business Combination, the Company amended and fully restated the 2019 Plan through the establishment of the 2021 Incentive Plan (“2021 Plan”). Pursuant to the 2021 Plan, each remaining legacy Stock Option from the 2019 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option to purchase a number of shares of common stock (each such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy TOI stockholders subject to such Stock Option immediately prior to the Business Combination, and (ii) the at an exercise price per share equal to (A) the exercise price per share of such Stock Option immediately prior to the consummation of the Business Combination, divided by (B) the Common Stock Exchange Ratio ("Stock Option Exchange Ratio"). Following the Business Combination, each Exchanged Option that was previously subject to time vesting only, will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former old Stock Option immediately prior to the consummation of the Business Combination. Each Exchanged Option that was previously subject to performance vesting, will no longer be subject to the sale of the Company, and was modified to include service requirements only, under which, the Exchange Options will vest on a monthly-basis, so long as the optionee has remained continuously employed by the Company from the date of the Business Combination through the third anniversary of the Closing Date. The Company treated the Exchanged Options that were previously subject to performance conditions as a new award granted at the Closing Date. The Exchanged Options that were previously subject to service vesting only were not modified as a result of the Business Combination. All stock option activity was retroactively restated to reflect the Exchanged Options.
As of the Closing Date, the 11,850 Stock Options outstanding under the 2019 Plan were converted into 6,925,219 Exchanged Options after effect of the Common Stock Exchange Ratio. This effect of the Common Stock Exchange Ratio has been retroactively adjusted throughout the Company's consolidated financial statements.
In addition, the shares of the Company common stock reserved for future issuance under the 2021 Plan is equal to the sum of (i) 7% of the aggregate number of shares of DFPH common stock outstanding on a fully diluted basis as Closing Date; (ii) up to 634,067 shares of Company common stock which are subject to options outstanding under the 2019 Plan; (iii) an annual increase on January 1 of each calendar year (commencing January 1, 2022 and ending on and including January 1, 2031) equal to a number of shares of common stock equal to 4% of the aggregate shares of Common Stock outstanding on a fully diluted basis as of December 31 of the immediately preceding calendar year (or such lesser number of shares as is determined by the Board), subject to adjustment by the plan administrator in the event of certain changes in our corporate structure, as described below, and (iv) up to 1,178,065 option holder earnout shares or stockholder earnout shares which may become available for issuance under the 2021 Plan. At December 31, 2021 and 2020, there were 7,722,417 and 399,900, respectively, common shares of the
Company authorized and unissued. The Company issued immaterial amounts of stock options to non-employees for the years ended December 31, 2021 and 2020.
The weighted average assumptions used in the Black-Scholes-Merton option-pricing model for the 2021 and 2020 Stock Options are provided in the following table:

	2021	2020
Valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	35.00% to 40.20%	35.00% to 40.20%
Risk-free interest rate	0.76% to 1.30%	0.51% to 2.62%
Expected term (years)	7	7
The Company used the simplified method to calculate the expected term of stock option grants because sufficient historical exercise data was not available to provide a reasonable basis for the expected term. Under the simplified method, the expected term is estimated to be the mid-point between the vesting date and the contractual term of the option.
Stock option activity during the periods indicated is as follows:

Stock options	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
Balance at January 1, 2021	8,683,952	$0.85
Granted	1,182,218	1.08
Exercised/Cashed-Out	(2,175,986)	0.87
Forfeited	(769,004)	0.87
Expired	—	—
Balance at December 31, 2021	6,921,180	$0.88	8.92	$61,379
Vested Options Exercisable at December 31, 2021	1,821,909	$0.87	7.78	$16,185

Stock options	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
Balance at January 1, 2020	5,823,369	$0.85
Granted	4,190,067	0.86
Exercised	(58,439)	0.85
Forfeited	(1,271,045)	0.85
Expired	—	—
Balance at December 31, 2020	8,683,952	$0.85	8.94	$—
Vested Options Exercisable at December 31, 2020	742,174	$0.85	8.25	$—
Total share-based compensation expense during the years ended December 31, 2021 and 2020 was $1,775, excluding costs associated with rolled over units and new units issued or replaced in connection with the Business Combination, and $151, respectively. In addition, pursuant to the Business Combination, the Company accelerated and settled in cash 3,724 Legacy TOI Stock Options in a total cash amount of $20,597. The Company recognized compensation expense in the amount of $19,953 related to the share-based compensation units that are subject to performance vesting conditions immediately prior to the Business Combination.
In June 2021, the Company and certain participants in the Plan entered into agreements to amend the terms of the Stock Options previously issued to the participants during the first two quarters of 2021. The amendment primarily related to updating the exercise price, vesting conditions, and the number of Stock Options. The modification to the Stock Options resulted in immaterial incremental share-based compensation expense recorded in the Company's statement of operations.
At December 31, 2021 and 2020, there was $33,153 and $492, respectively, of total unrecognized compensation cost related to unvested service Stock Options granted under the 2021 Plan and 2019 Plan, respectively, that are expected to vest. That cost is expected to be recognized over a weighted average period of 2.98 and 3.05 years for the 2021 and 2020, respectively. The total fair value of common shares vested during the years ended December 31, 2021 and 2020 was $1,349 and $98 respectively.
Restricted Stock Awards (“RSAs”) and Restricted Stock Units (“RSUs”)
Agajanian Holdings (“Holdings”), a holder of Series A Preferred Shares of Legacy TOI, entered into arrangements with physicians employed by the TOI PCs to issue RSAs which represent Series A Preferred Shares of Legacy TOI. The Legacy TOI RSAs only have performance vesting requirements linked to the sale of the Company so long as the optionee remains continuously and actively employed by the Company’s subsidiaries through the vesting date.
Conversion of the RSAs
Each of the Legacy TOI RSAs, from the Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an RSU equal to the product (rounded down to the nearest whole number) of (i) the number of shares of RSAs immediately prior to the Business Combination, (ii) conversion rate of 1:10 of the Series A Preferred Shares of Legacy TOI, and (iii) the Common Stock Exchange Ratio. Following the Business Combination, each RSU will no longer be subject to the sale of the Company event in order to vest, but was modified to include service requirements only. The service vesting requirement states that: (i) 16.67% of the RSUs shall vest on the sixth month anniversary of the Closing Date, and (ii) the remaining 83.33% shall vest on an equal quarterly-basis, so long as the optionee has remained continuously employed by the Company from the date of the award through the third anniversary of the grant date. The Company treated the RSUs that were previously subject to performance conditions as a new award granted at the Closing Date. All RSAs activity was retroactively restated to reflect the RSUs.
As of the Closing Date, the 2,210 RSAs outstanding under the Plan were converted into 1,291,492 RSUs upon the completion of the Business Combination after effect of the Common Stock Exchange Ratio. This effect of the Common Stock Exchange Ratio has been retroactively adjusted throughout our consolidated financial statements.
The grant date fair value of the RSUs as of Closing Date was determined to be $10.98 based on the fair value of the Company’s common share at that date.
A summary of the activity for the RSUs and RSAs for the years ended December 31, 2021 and 2020, respectively, are shown in the following table:

Number of shares
Balance at January 1, 2021	1,390,839
Granted	—
Forfeited	(99,347)
Balance at December 31, 2021	1,291,492

Number of shares
Balance at January 1, 2020	543,475
Granted	1,098,651
Forfeited	(251,287)
Balance at December 31, 2020	1,390,839
The sale of the Company is not considered probable until consummation of the transaction, and therefore, for the year ending December 31, 2020 and prior to the Business Combination, no compensation costs were recognized related to the RSAs. The total share-based compensation expense during the period between the Closing Date and December 31, 2021 was $640 related to the RSUs.
As of December 31, 2021 and 2020, there was $13,541 and $1,160 of unrecognized compensation expense related to the RSUs and RSAs, respectively, that are expected to vest. That cost is expected to be recognized over a weighted average period of 3 years as of December 31, 2021. As of December 31, 2021, none of the RSUs have been vested.
2020 Sale Bonus Plan
Starting December 2020, the Company issued bonus awards under the 2020 Sale Bonus Plan (the “Bonus Plan”) along with the Stock Options with performance vesting conditions to certain physicians of the Practice. The Stock Options and the bonus awards under the Bonus Plan vest upon the sale of the Company. The bonus award the optionee is eligible for is equal to the exercise price of the Stock Option, and is intended to incentivize the physicians to remain employed with the Practice.
The Company accounts for the bonus awards in accordance with ASC Topic No. 710, Compensation — General (“ASC 710”). The sale of the Company is not considered probable until consummation of the transaction, and therefore, for the year ended December 31, 2020, no liability associated with the bonus awards have been recognized by the Company.
In conjunction with the Business Combination, the Company settled the 2020 Sale Bonus Plan obligation in cash at the Closing Date, in the amount of $635.
Earnout Shares granted to Employees
As described in Note 2, the Company issued Earnout Shares to Legacy TOI option holders and Legacy RSU holders (“Option-holders Earnout” and “RSU-holders Earnout”, respectively, together “Employees Earnout Shares”).
The Option-holders Earnout vests upon the Company common stock achieving the price per share as provided in Note 2, so long as the optionee has remained continuously employed by the Company at that date. The RSU-holders Earnout vests upon (a) the Company common stock achieving the price per share as provided in Note 2, and (b) the underlying RSU vested, so long as the optionee has remained continuously employed by the Company at that date.
The grant date fair value of the First Earnout Shares and Second Earnout Shares as of Closing Date was determined to be $8.35 and $7.67, respectively. The assumptions used in the Monte-Carlo Simulation model for the Earnout Shares granted on the Closing Date are provided in the following table:

November 12, 2021
Valuation assumptions
Expected dividend yield	—%
Expected volatility	35.00%
Risk-free interest rate	0.85%
A summary of the activity for the Employees Earnout Shares for the years ended December 31, 2021 is shown in the following table:

Number of shares
Balance at January 1, 2021	$—
Granted	1,603,322
Forfeited	(887)
Balance at December 31, 2021	$1,602,435
The total share-based compensation expense during the period between the Closing Date and December 31, 2021 was $2,166.
As of December 31, 2021, there was $9,685 of unrecognized compensation expense related to the Employees Earnout Shares, that are expected to vest. That cost is expected to be recognized over a weighted average period of 0.84 years as of December 31, 2021. As of December 31, 2021, none of the Employee Earnout Shares have vested.